Income Taxes (Roll-Forward Schedule Of Accrued Interest And Penalties Related To Income Taxes) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Balance at beginning of fiscal year	¥ 7,033	¥ 7,273	¥ 5,842
Total interest and penalties in the consolidated statements of income	27	585	4,490
Total cash settlements and foreign exchange translation	(126)	(825)	(3,059)
Balance at end of fiscal year	¥ 6,934	¥ 7,033	¥ 7,273